NOTES RECEIVABLE (Details Textual)	1 Months Ended		12 Months Ended
	Apr. 28, 2016	Apr. 28, 2014 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 CAD ($)	Apr. 16, 2017 CAD ($)	Apr. 28, 2014 CAD ($)
Accounts, Notes, Loans and Financing Receivable, Net, Noncurrent			$ 178,373	$ 235,525
Gain (Loss) on Sale of Notes Receivable			0	(249,110)	$ (83,517)
Investment Income, Interest			0	0	34,325
Accretion Income			$ 79,655	42,042	43,341
Receivable with Imputed Interest, Effective Yield (Interest Rate)			19.02%
Foreign Currency Transaction Loss, before Tax			$ 24,991	30,643	21,349
CWN Capital [Member]
Sale of Stock, Percentage of shares sold		23.80%
Ningbo International Limited [Member]
Receivable with Imputed Interest, Face Amount			147,000			$ 200,000
Non-Interest Bearing Promissory Notes [Member]
Receivable with Imputed Interest, Face Amount		$ 618,952						$ 831,031
Receivable with Imputed Interest, Due Date	Apr. 28, 2018
Accounts, Notes, Loans and Financing Receivable, Net, Noncurrent			$ 178,373	$ 271,452	$ 597,876
Receivable with Imputed Interest, Effective Yield (Interest Rate)	8.00%
Non-Interest Bearing Promissory Notes [Member] | Ningbo International Limited [Member] | Receivable on or bebore April 30,2017 [Member]
Financing Receivable, Net							$ 150,000
Non-Interest Bearing Promissory Notes [Member] | Ningbo International Limited [Member] | Recieved on or bebore Dec 31,2018 [Member]
Financing Receivable, Net							100,000
Non-Interest Bearing Promissory Notes [Member] | Ningbo International Limited [Member] | Recieved on or bebore Dec 31,2019 [Member]
Financing Receivable, Net							100,000
Non-Interest Bearing Promissory Notes [Member] | Ningbo International Limited [Member] | Recieved on or bebore Dec 31,2020 [Member]
Financing Receivable, Net							$ 481,031